REGULATORY FEES	12 Months Ended
Dec. 31, 2019
REGULATORY FEES
REGULATORY FEES

NOTE 26 - REGULATORY FEES

	12/31/2019	12/31/2018
Current
Research and Development - R&D	397,125	425,669
RGR quota	120,162	125,900
Compensation for the use of water resources	72,212	61,236
CDE contribution	16,579	16,400
PROINFA contribution	11,433	14,714
Inspection fee for electric energy services	10,100	9,098
	627,611	653,017
Non-current
Research and Development - R&D	730,246	698,917
RGR quota	57	22,619
	730,303	721,536

TOTAL	1,357,914	1,374,553

26.1 - Global Reversal Reserve (RGR)

The contribution to the formation of the RGR is the responsibility of the concessionaires of the public electric energy service, through a quota called Reversion and Expropriation of Electric Energy Services, of up to 2.5% of the value of the investments of the concessionaires and permit holders, limited 3% of annual revenue. The quota value is calculated as a component of the concessionaires' service cost. Transmitters bidding as of September 12, 2012 and transmitters and generators that had their concessions extended under the terms of law 12,783/2013 are released from the payment of this charge.

26.2 - Compensation for the Use of Water Resources

The compensation for the use of water resources for the purpose of generating electric energy was instituted by the Federal Constitution of 1988 and is a percentage of 6.75% that hydroelectric generation concessionaires pay for the use of water resources.

26.3 - Research and Development (R&D) and Energy Efficiency (PEE)

Electric energy concessionaires are required to invest, annually, the amount of, at least, 1% of their adjusted net operating revenue, in research and development projects and the energy efficiency program of the electric energy sector, pursuant to Law No. 9,991, of July 24, 2000.